Fair Value Measurements (Details Textual) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value measurements (Textuals)
Issuance of series A warrants and placement agent warrants shares		2,397,631
Fair Value, Measurements, Recurring [Member]
Fair Value measurements (Textuals)
Issuance of series A warrants and placement agent warrants shares	2,062,108	34,723